Financial instruments - Fair value measurement (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments
Transfer of assets out of Level 1 into Level 2	₽ 0	₽ 0
Transfer of assets out of Level 2 into Level 1	0	0
Transfer of liabilities out of Level 1 into Level 2	0	0
Transfer of liabilities out of Level 2 into Level 1	0	0
Transfer of assets into Level 3	0	0
Transfer of assets out of Level 3	0	0
Transfer of liabilities into Level 3	0	0
Transfer of liabilities out of Level 3	0	0
Debt securities | FVOCI assets
Disclosure of detailed information about financial instruments
Financial assets, fair value	3,420	12,820
Debt securities | FVOCI assets | Assets and liabilities, including classified as held for sale
Disclosure of detailed information about financial instruments
Financial assets, fair value	29,652
Long-term loans | FVPL assets
Disclosure of detailed information about financial instruments
Financial assets, fair value	4,205	21
Long-term loans | FVPL assets | Assets and liabilities, including classified as held for sale
Disclosure of detailed information about financial instruments
Financial assets, fair value	4,205
Option received from associate | FVPL assets
Disclosure of detailed information about financial instruments
Financial assets, fair value		470
At fair value | Debt securities | FVOCI assets
Disclosure of detailed information about financial instruments
Financial assets, fair value		12,820
At fair value | Debt securities | FVOCI assets | Assets and liabilities, including classified as held for sale
Disclosure of detailed information about financial instruments
Financial assets, fair value	29,652
At fair value | Debt securities | FVOCI assets | Quoted prices in active markets (Level 1)
Disclosure of detailed information about financial instruments
Financial assets, fair value		12,820
At fair value | Debt securities | FVOCI assets | Quoted prices in active markets (Level 1) | Assets and liabilities, including classified as held for sale
Disclosure of detailed information about financial instruments
Financial assets, fair value	29,652
At fair value | Long-term loans | FVPL assets
Disclosure of detailed information about financial instruments
Financial assets, fair value		21
At fair value | Long-term loans | FVPL assets | Assets and liabilities, including classified as held for sale
Disclosure of detailed information about financial instruments
Financial assets, fair value	4,205
At fair value | Long-term loans | FVPL assets | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments
Financial assets, fair value		21
At fair value | Long-term loans | FVPL assets | Significant unobservable inputs (Level 3) | Assets and liabilities, including classified as held for sale
Disclosure of detailed information about financial instruments
Financial assets, fair value	4,205
At fair value | Option received from associate | FVPL assets
Disclosure of detailed information about financial instruments
Financial assets, fair value		470
At fair value | Option received from associate | FVPL assets | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments
Financial assets, fair value		470
Fair value disclosed | Bonds issued
Disclosure of detailed information about financial instruments
Financial liabilities, fair value		3,887
Fair value disclosed | Bonds issued | Assets and liabilities, including classified as held for sale
Disclosure of detailed information about financial instruments
Financial liabilities, fair value	8,203
Fair value disclosed | Bonds issued | Quoted prices in active markets (Level 1)
Disclosure of detailed information about financial instruments
Financial liabilities, fair value		3,887
Fair value disclosed | Bonds issued | Quoted prices in active markets (Level 1) | Assets and liabilities, including classified as held for sale
Disclosure of detailed information about financial instruments
Financial liabilities, fair value	8,203
Fair value disclosed | Debt securities and deposits
Disclosure of detailed information about financial instruments
Financial assets, fair value		4,131
Fair value disclosed | Debt securities and deposits | Assets and liabilities, including classified as held for sale
Disclosure of detailed information about financial instruments
Financial assets, fair value	6,307
Fair value disclosed | Debt securities and deposits | Quoted prices in active markets (Level 1)
Disclosure of detailed information about financial instruments
Financial assets, fair value		4,131
Fair value disclosed | Debt securities and deposits | Quoted prices in active markets (Level 1) | Assets and liabilities, including classified as held for sale
Disclosure of detailed information about financial instruments
Financial assets, fair value	6,307
Fair value disclosed | Long-term loans
Disclosure of detailed information about financial instruments
Financial assets, fair value		822
Fair value disclosed | Long-term loans | Assets and liabilities, including classified as held for sale
Disclosure of detailed information about financial instruments
Financial assets, fair value	518
Fair value disclosed | Long-term loans | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments
Financial assets, fair value		₽ 822
Fair value disclosed | Long-term loans | Significant unobservable inputs (Level 3) | Assets and liabilities, including classified as held for sale
Disclosure of detailed information about financial instruments
Financial assets, fair value	₽ 518